Exhibit 99.1

Monthly Noteholder’s Statement

Synchrony Card Issuance Trust

SynchronySeries

Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	12/01/2018
Monthly Period Ending:	12/31/2018
Payment Date:	01/15/2019
Loss Cycles in Period:	28

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts*	4,688,329
b.	EOP Number of Accounts*	4,702,273

c.	BOP Aggregate Principal Receivables	5,477,354,403.65
d.	BOP Finance Charge Receivables	203,583,919.39
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	5,680,938,323.04

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal	0.00

l.	EOP Aggregate Principal Receivables	5,545,136,168.33
m.	EOP Finance Charge Receivables	211,041,904.13
n.	EOP Discount Option Receivables	0.00
o.	EOP Total Receivables	5,756,178,072.46

p.	BOP Excess Funding Account Balance	0.00
q.	EOP Excess Funding Account Balance	0.00
r.	EOP Minimum Pool Balance	3,137,578,037.81

s.	EOP Minimum Free Equity Amount	277,256,808.42
t.	EOP Free Equity Amount	2,407,558,130.52

*	The amounts set forth for each of BOP Number of Accounts and EOP Number of Accounts include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	2,515,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	0.00
	iv.	As of Payment Date	2,515,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	622,578,037.81
	ii.	As of Payment Date	622,578,037.81

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	0.00

d.	Collateral Amount
	i.	Beginning of Interest Period	3,137,578,037.81
	ii.	As of Payment Date	3,137,578,037.81

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)

	i.	Current	25.6339%
	ii.	Three-Month Average	25.6337%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)

	i.	Current	20.5968%
	ii.	Three-Month Average	20.4452%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)

	i.	Current	4.4429%
	ii.	Prior Monthly Period	3.5551%
	iii.	Two Months Prior Monthly Period	3.4177%
	iv.	Three Months Prior Monthly Period	2.7287%
	v.	Three-Month Average	3.8053%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)

	i.	Current	3.8195%
	ii.	Prior Monthly Period	3.0389%
	iii.	Two Months Prior Monthly Period	2.9300%
	iv.	Three Months Prior Monthly Period	2.3559%
	v.	Three-Month Average	3.2628%

e.	Default Amount for Defaulted Accounts		20,279,675.49

f.	Recovery Amount		2,845,616.51

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		17,434,058.98

h.	Number of Accounts Charged Off		7,476

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		2,332.00

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.

	i.	1-29 Days Delinquent	76,243	1.6214%	155,458,833.29	2.7007%
	ii.	30-59 Days Delinquent	17,086	0.3634%	48,901,359.41	0.8495%
	iii.	60-89 Days Delinquent	12,210	0.2597%	38,758,683.72	0.6733%
	iv.	90-119 Days Delinquent	10,446	0.2221%	34,553,036.97	0.6003%
	v.	120-149 Days Delinquent	9,054	0.1925%	31,360,821.42	0.5448%
	vi.	150-179 Days Delinquent	7,368	0.1567%	25,083,875.97	0.4358%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	132,407	2.8158%	334,116,610.78	5.8045%

IV. Series Performance Data

	December	November	October
	Monthly Period	Monthly Period	Monthly Period
(a) Portfolio Yield	21.19%	22.33%	21.97%
(b) Base Rate	4.54%	4.54%	4.54%
(a)- (b) = Excess Spread Percentage	16.65%	17.79%	17.43%
Three Month Average Excess Spread Percentage	17.29%	13.81%	N/A

V. Collections and Allocations		Trust	Series

a.	Finance Charge Collections (excluding f.)	117,004,870.71	28,866,981.91
b.	Servicing Fee Retained	9,128,924.02	2,252,252.30
c.	Principal Collections	1,128,161,041.89	278,335,458.58
d.	Default Amount	20,279,675.49	5,003,321.84
e.	Net Swap Receipts		0.00
f.	Investment Earnings Treated as Finance Charge Collections		0.00

VI. Allocation Percentages

a.	Allocation Percentage Denominators

	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period	5,477,354,403.65
	ii.	Number of Days at Balance	31

b.	SynchronySeries Allocation Percentages

	i.	SynchronySeries Floating Allocation Percentage (daily average)	24.6716%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)	24.6716%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries		0.00

b.	Finance Charge Shortfall for all Series		0.00

c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries		0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

	LIBOR		Interest	Interest	Principal	Total
Tranche	Determination Date	LIBOR Rate	Rate	Distribution	Distribution	Distribution

Class A (2018-1)			3.3800%	2.82	0.00	2.82

Class B (2018-1)			3.3000%	2.75	0.00	2.75

Class C (2018-1)			3.4900%	2.91	0.00	2.91

Class D (2018-1)			3.9200%	3.27	0.00	3.27

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

			Adjusted	Principal distribution
	Initial Dollar Principal	Outstanding Dollar	Outstanding Dollar	on the
Tranche	Amount	Principal Amount	Principal Amount	Payment Date

Class A (2018-1)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00
Total Class A	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00

Class B (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class B	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class C (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class C	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class D (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class D	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total	1,015,000,000.00	1,015,000,000.00	1,015,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

Tranche	Nominal Liquidation Amount as of Beginning of Interest Period*	Increases from amounts withdrawn from the Note Retirement Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Increase due to additional notes issued during Monthly Period	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Reductions due to amounts deposited in applicable Note Retirement Subaccount	Nominal Liquidation Amount as of end of Interest Period*

Class A (2018-1)	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00
Total Class A	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00

Class B (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class B	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class C (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class C	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class D (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class D	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total	1,015,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,015,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount

Class A (2018-1)	351,351,352.00
Total Class A	351,351,352.00	351,351,352.00	5,000,000.00	5,000,000.00	5,000,000.00	336,351,352.00

Class B (2018-1)	251,250,000.00
Total Class B	251,250,000.00	346,351,352.00		5,000,000.00	5,000,000.00	336,351,352.00

Class C (2018-1)	164,418,605.00
Total Class C	164,418,605.00	341,351,352.00			5,000,000.00	336,351,352.00

Class D (2018-1)	53,421,053.00
Total Class D	53,421,053.00	336,351,352.00				336,351,352.00

As of Payment Date

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount

Class A (2018-1)	351,351,352.00
Total Class A	351,351,352.00	351,351,352.00	5,000,000.00	5,000,000.00	5,000,000.00	336,351,352.00

Class B (2018-1)	251,250,000.00
Total Class B	251,250,000.00	346,351,352.00		5,000,000.00	5,000,000.00	336,351,352.00

Class C (2018-1)	164,418,605.00
Total Class C	164,418,605.00	341,351,352.00			5,000,000.00	336,351,352.00

Class D (2018-1)	53,421,053.00
Total Class D	53,421,053.00	336,351,352.00				336,351,352.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount for the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance

Class A (2018-1)	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00
Total Class A	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00

Class B (2018-1)	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00
Total Class B	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00

Class C (2018-1)	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00
Total Class C	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00

Class D (2018-1)	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total Class D	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total	0.00	2,861,291.67	0.00	2,861,291.67	2,861,291.67	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount for the current period	Previous shortfall of targeted deposit to the Principal Funding Subaccount	Actual deposit to Principal Funding Subaccount on the Transfer date	Amount withdrawn from Principal Funding Subaccount for payments to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance
Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XIV. Class D Reserve Sub-Accounts

Tranche	Beginning Class D Reserve Subaccount Balance	Targeted deposit to the Class D Reserve Subaccount for the current period	Actual deposit to Class D Reserve Subaccount	Class D Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of interest or principal to Noteholders	Withdrawal of Excess Amounts	Ending Class D Reserve Subaccount

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

Tranche	Beginning Accumulation Reserve Subaccount Balance	Targeted deposit to the Accumulation Reserve Subaccount for the current period	Actual deposit to Accumulation Reserve Subaccount	Accumulation Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of principal to Noteholders	Withdrawal of Excess Amounts	Ending Accumulation Reserve Subaccount Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage	No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date	No

c.	Has an early amortization event occurred?	No

XVII. Risk Retention

a.	U.S. Risk Retention

	i.	Required Risk Retention Transferor Amount (as of EOP)	125,750,000.00
	ii.	Risk Retention Transferor Amount (as of EOP)	3,030,136,168.33

b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest as provided in option (b) of Article 405(1) of the CRR and the corresponding provisions of the AIFM Regulation and the Solvency II Regulation (collectively with the CRR, the “EU Risk Retention Regulations”), which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU Risk Retention Regulations.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 11th day of January 2019.

Synchrony Bank, as Servicer

By:	/s/ Brian Doubles

Name:	Brian Doubles

Title:	Chief Financial Officer

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